Commitments and Contingencies - Future Minimum Rental Payments under Leases (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 02, 2013	Jan. 28, 2012
Commitment And Contingencies [Line Items]
2013, Capital Leases	$ 3,070
2014, Capital Leases	1,414
2015, Capital Leases	184
2016, Capital Leases	42
2017, Capital Leases
Thereafter, Capital Leases
Minimum lease commitments, Capital Leases	4,710
Less-amount representing interest	(183)
Present value of capital lease obligations	4,527
Less-current capital lease obligations	(2,925)	(4,114)
Long-term capital lease obligations	1,602
2013, Operating Leases	62,343
2014, Operating Leases	55,137
2015, Operating Leases	47,919
2016, Operating Leases	43,497
2017, Operating Leases	39,545
Thereafter, Operating Leases	224,395
Minimum lease commitments, Operating Leases	472,836
2013, Total	65,413
2014, Total	56,551
2015, Total	48,103
2016, Total	43,539
2017, Total	39,545
Thereafter, Total	224,395
Minimum lease commitments, Total	$ 477,546